Acquisitions and Other	12 Months Ended
Dec. 31, 2019
Business Combinations 1 [Abstract]
Acquisitions and Other

3. Acquisitions and Other
Acquisition of BentallGreenOak
On July 1, 2019, we acquired 56% of BentallGreenOak (“BGO”), which was the product of the merger of the Bentall Kennedy group of companies (“Bentall Kennedy”) and GreenOak Real Estate (“GreenOak”), a global real estate investment firm. The former GreenOak shareholders hold the remaining interest in BGO. Total consideration of $411 included approximately $192 in cash and 44% of our interest in Bentall Kennedy which, valued on a discounted cash flow basis, represents consideration of $219. The combined entity is reported in our Asset Management business segment.

The fair values of the identifiable assets and liabilities acquired were:

As at July 1, 2019
Intangible assets	$238
Net assets	23
Deferred tax liabilities	(48)
Total identifiable net assets at fair value	213
Non-controlling interests(1)	(339)
Goodwill arising on acquisition	537
Total consideration	$411

(1) We have elected to measure NCI at fair value for this acquisition. The fair value was determined by calculating the proportionate share of the present value of future cash flows relating to NCI. Significant assumptions inherent in the valuation of NCI include the estimated after-tax cash flows expected to be received and an assessment of the appropriate discount rate.

The fair values of the identifiable assets and liabilities are subject to refinement and may be retroactively adjusted to reflect new information obtained about facts and circumstances that existed at the acquisition date during the measurement period.

This transaction has two additional components (“Additional components”):

A.
We have the option to acquire the remaining outstanding shares in BGO commencing in 2026 (“call option”), and BGO minority shareholders have the option to require us to purchase their shares in 2027 (“put option”).

B.
In addition to our 56% ownership interest in BGO, we have acquired the right to 75% of former GreenOak shareholders’ share of BGO’s earnings for the period from July 2019 to December 2027. Consideration is to be paid in quarterly instalments over that period (“deferred payments”).

The present values of the put option and deferred payments are calculated using our incremental borrowing rate; the subsequent interest expense recorded using the effective interest method will be recognized in the Consolidated Statements of Operations. Subsequent revisions to the expected exercise price payable for the put option will be recognized in the Consolidated Statements of Operations. If the put option expires unexercised or is cancelled, the carrying value of the financial liability will be released first to NCI, with excess amounts if any recognized against Retained earnings. If the call option is exercised, the liabilities relating to the Additional components will be extinguished and recognized against Retained earnings.

The Additional components are financial liabilities. Amounts were initially measured at the present value of $951 for the put option and $467 for the deferred payments in Other liabilities, with a corresponding reduction to NCI, limited to the original amount recorded upon the acquisition of BGO. Excess amounts were recognized against Retained earnings. At the date of acquisition, the impact to our assets, liabilities, and equity is as follows:

As at July 1, 2019	Share purchase	Additional components		Total
Cash consideration	$(192)		$—	$(192)
Net assets	23		—	23
Intangible assets	238		—	238
Goodwill(1)	537		—	537
Total assets	$606		$—	$606
Deferred tax liability	$(48)		$—	$(48)
Put option liability	—		(951)	(951)
Deferred payments liability	—		(467)	(467)
Total liabilities	$(48)		$(1,418)	$(1,466)
Non-controlling interests – Bentall Kennedy	$(171)	(2)	$171	$—
Non-controlling interests – GreenOak(3)	(339)		324	(15)
Retained earnings	(48)	(2)	923	875
Total equity	$(558)		$1,418	$860

(1) Goodwill of $537 reflects GreenOak’s non-contractual customer relationships. Approximately $285 of goodwill is tax-deductible.
(2) The aggregate amount of $219 represents the fair value of our interest in Bentall Kennedy transferred as consideration.
(3) The remaining $15 represents specifically identifiable assets where the risks and rewards accrue to the former GreenOak shareholders and are distributed through a separate class of shares.
Acquisitions and Other in Asia
On October 3, 2017, we completed the first stage of our acquisition of the pension business of FWD Life Insurance Company (Bermuda) Limited (“FWD”) for total consideration of approximately $105. The first stage included the acquisition of the Mandatory Provident Fund business and the commencement of an exclusive 15-year distribution agreement with FWD that allows Sun Life Hong Kong Limited to distribute its pension products through FWD’s agency force in Hong Kong. The completion of the second stage of the transaction involves the purchase of the Occupational Retirement Schemes Ordinance business of FWD, and is expected to close in 2020, subject to the receipt of regulatory approvals and satisfaction of customary closing conditions. These transactions will strengthen our position in the Hong Kong pension market and will be reported in our Asia business segment.

On October 17, 2019, we entered into a 15-year bancassurance partnership with Tien Phong Commercial Bank (“TPBank”). TPBank is fast growing with a strong Client focus, and is a digital leader in Vietnam. The new partnership aligns with our strategic priority to be a leader in Asia through distribution excellence. The agreement includes an initial payment of approximately $107, which will be funded with internal resources. The initial payment will be capitalized as an intangible asset and will be amortized over 15 years based on a units-of-production method.
Pending Acquisition
On December 17, 2019, we entered into an agreement with InfraRed Capital Partners (“InfraRed”), a global infrastructure and real estate investment manager, to purchase 80% of the entity and the ability to acquire the remaining interest in the future. InfraRed will form part of our Asset Management business segment. The transaction is expected to close during the first half of 2020, subject to receipt of regulatory approvals and satisfaction of customary closing conditions.